SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2019 | shares	3,168,980
Options outstanding, Weighted average remaining contractual life (years)	3 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 6.9
Options exercisable as of December 31, 2019 | shares	1,094,772
Options exercisable, Weighted average exercise price of exercisable options	$ 4.6
$3.32-4.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.32
Exercise Price, upper limit	$ 4.95
Options outstanding as of December 31, 2019 | shares	1,067,184
Options outstanding, Weighted average remaining contractual life (years)	2 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 4.5
Options exercisable as of December 31, 2019 | shares	925,726
Options exercisable, Weighted average exercise price of exercisable options	$ 4.5
$5.05-7.41 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	5.05
Exercise Price, upper limit	$ 7.41
Options outstanding as of December 31, 2019 | shares	831,796
Options outstanding, Weighted average remaining contractual life (years)	3 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 6.5
Options exercisable as of December 31, 2019 | shares	169,046
Options exercisable, Weighted average exercise price of exercisable options	$ 5.4
$7.73-9.51 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	7.73
Exercise Price, upper limit	$ 9.51
Options outstanding as of December 31, 2019 | shares	1,270,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 9.2
Options exercisable as of December 31, 2019 | shares